Others - Fair value information, schedule of natures of the liabilities (Details) - Recurring fair value - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets		$ 2,746
Level 1 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets		2,746
Level 2 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets		0
Level 3 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets		0
Warrant liabilities | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 419	1,793
Warrant liabilities | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	419	1,793
Warrant liabilities | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0	0
Warrant liabilities | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 0	$ 0